13F-HR

12/31/00

0001129925

c6e*gixx

NONE

1

Joel I. Bennett

 818-414--2162

 jibennet@pacbell.net


 13F-HR

 Form 13F Holdings Report

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):
 [ ] is a restatement.


 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:
Address:
 Canyada Capital Management, Inc.
 4246 Beulah Drive
 La Canada Flintridge, CA 91011


13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
:Title:
Phone:
Joel I. Bennett
President
818-414-2162

Signature, Place, and Date of Signing:


Joel I. Bennett
La Canada Flintridge, CA 91011
February 1, 2000

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[    ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
 0
Form 13F Information Table Entry Total:
 11
Form 13F Information Table Value Total:
 $109,506

Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


     FORM 13F INFORMATION TABLE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N.V. - Amer. Reg. Shs.   COM              007924103     6749   162883 SH       SOLE                                     162883
American International Group   COM              026874107    47158   478462 SH       SOLE                                     478462
Berkshire Hathaway Inc. Cl 'A' COM              084670108     9798      138 SH       SOLE                                        138
Berkshire Hathaway Inc. Cl 'B' COM              084670207     3114     1323 SH       SOLE                                       1323
Chubb Corp.                    COM              171232101    25797   298227 SH       SOLE                                     298227
Citigroup Inc.                 COM              172967101      446     8742 SH       SOLE                                       8742
F5 Networks Inc                COM              315616102      130    13700 SH       SOLE                                      13700
Horace Mann Educators Inc      COM              440327104      516    24160 SH       SOLE                                      24160
Providian Corp.                COM              74406A102    14328   249191 SH       SOLE                                     249191
SBC Communications Inc.        COM              78387G103      204     4281 SH       SOLE                                       4281
Shaw Industries Inc.           COM              820286102     1264    66732 SH       SOLE                                      66732